CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Revenues:
Membership		¥ 3,789,524	$ 579,952	¥ 2,951,135	¥ 1,859,987
Online marketing services		5,978,491	914,954	4,363,777	2,414,906
E-commerce services		73,941	11,316	166,753	144,930
Other services		226,824	34,713	110,462	58,275
Total revenues		10,068,780	1,540,935	7,592,127	4,478,098
Cost of revenues		(925,497)	(141,639)	(707,237)	(322,016)
Gross profit		9,143,283	1,399,296	6,884,890	4,156,082
Operating expenses:
Sales and marketing expenses	[1]	(5,212,360)	(797,704)	(4,941,380)	(4,316,217)
Research and development expenses	[1]	(1,368,441)	(209,427)	(1,107,897)	(760,796)
General and administrative expenses	[1]	(766,017)	(117,232)	(601,906)	(659,284)
Total operating expenses	[1]	(7,346,818)	(1,124,363)	(6,651,183)	(5,736,297)
Income/(loss) from operations		1,796,465	274,933	233,707	(1,580,215)
Other income/(expenses):
Interest income		49,781	7,619	24,755	26,098
Interest expense		(51,404)	(7,867)	(73,395)	(52,146)
Investment income/(loss), net		342,241	52,377	(145,411)	(172,728)
Share of results of equity investees		(687,400)	(105,200)	(926,740)	(717,616)
Gain on deconsolidation and disposal of businesses				79,581	765,072
Foreign currency exchange (loss)/ gain, net		793	121	(3,727)	(11,196)
Others, net		85,455	13,078	(12,713)	45,362
Income/(loss) before tax		1,535,931	235,061	(823,943)	(1,697,369)
Income tax benefits/(expenses)		(146,689)	(22,449)	50,980	48,786
Net income/(loss)		1,389,242	212,612	(772,963)	(1,648,583)
Add: Net loss/ (income) attributable to noncontrolling interests		(4,667)	(714)	4,916	80,705
Less: Deemed dividend to mezzanine classified noncontrolling interests		(99,507)	(15,228)	(15,717)	(5,762)
Net income/(loss) attributable to 58.com Inc.		1,285,068	196,670	(783,764)	(1,573,640)
Net income/(loss)		1,389,242	212,612	(772,963)	(1,648,583)
Other comprehensive income/(loss):
Foreign currency translation adjustment, net of nil tax		82,926	12,691	(76,027)	(69,708)
Unrealized gain/(loss) on available-for-sale securities				(13,104)	16,919
Reclassification into investment loss, net of nil tax				2,989
Total comprehensive income/(loss)		¥ 1,472,168	$ 225,303	¥ (859,105)	¥ (1,701,372)
Net earnings/(loss) per ordinary share attributable to ordinary shareholders - basic | (per share)		¥ 4.41	$ 0.67	¥ (2.73)	¥ (6.7)
Net earnings/(loss) per ordinary share attributable to ordinary shareholders - diluted | (per share)		4.35	0.67	(2.73)	(6.7)
Net earnings/(loss) per ADS attributable to ordinary shareholders - basic (One ADS represents two ordinary shares) | (per share)		8.82	1.35	(5.46)	(13.4)
Net earnings/(loss) per ADS attributable to ordinary shareholders - diluted (One ADS represents two ordinary shares) | (per share)		¥ 8.7	$ 1.33	¥ (5.46)	¥ (13.4)
Weighted average number of ordinary shares used in computing basic earnings/(loss) per share		291,475,725	291,475,725	286,975,068	234,811,986
Weighted average number of ordinary shares used in computing diluted earnings/(loss) per share		295,304,995	295,304,995	286,975,068	234,811,986

[1]	Share-based compensation expenses were allocated in cost of revenues and operating expenses as follows: